Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related party transactions excluding expenses allocated to Partnership as a part of results of Dropdown Predecessor

	Year Ended
	December 31, 2011 $	December 31, 2010 $	December 31, 2009 $
Revenues (1)	35,068	36,512	38,860
Vessel operating expenses (2)	33,135	30,556	27,428
General and administrative (3) (4) (5)	15,468	14,919	11,403

(1)	Commencing in 2008, the Kenai LNG Carriers were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years, (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).
(2)	Teekay Corporation’s crew salaries and training.
(3)	Teekay Corporation’s administrative, advisory, technical and strategic management fees.
(4)	Includes $1.0 million, $0.8 million and $0.8 million of reimbursed costs incurred by Teekay GP L.L.C. during the years ended December 31, 2011, 2010 and 2009, respectively.
(5)	Amounts are net of $1.0 million, $1.0 million and $0.7 million for the years ended December 31, 2011, 2010 and 2009, respectively, which consist of the amortization of $3.0 million paid to the Partnership by Teekay Corporation in March 2009 for the right to provide ship management services to certain of the Partnership’s vessels.